Note 2 - Basis of Preparation	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	Basis of preparation:

These Consolidated Financial Statements have been prepared in accordance with the Bank Act (Canada). The Superintendent of Financial Institutions Canada (the “Superintendent” or “OSFI”), has instructed that the financial statements are to be prepared in accordance with International Financial Reporting Standards (“IFRS”). The significant accounting policies used in the preparation of these consolidated financial statements, including the accounting requirements of the Superintendent, are summarized below. These accounting policies conform, in all material respects, to IFRS.

a)	Statement of compliance:

These Consolidated Financial Statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

b)	Date authorized for issuance:

These Consolidated Financial Statements were approved and authorized for issue by the Board of Directors of the Bank on November 30, 2021.

c)	Basis of measurement:

These Consolidated Financial Statements have been prepared on the historical cost basis except for assets and liabilities acquired in a business combination which are measured at fair value at the date of acquisition (see note 4), and the investment in Canada Stablecorp Inc. (see note 7) which is also measured at fair value in the Consolidated Balance Sheets.

d)	Functional and presentation currency:

These Consolidated Financial Statements are presented in Canadian dollars which is the Bank’s functional currency. Functional currency is also determined for each of the Bank’s subsidiaries and items included in the financial statements of the subsidiaries are measured using their functional currency.

e)	Use of estimates and judgments:

In preparing these Consolidated Financial Statements, management has exercised judgment and developed estimates in applying accounting policies and generating reported amounts of assets and liabilities at the date of the financial statements and income and expenses during the reporting periods. Areas where significant judgement was applied include assessing significant increases in credit risk on financial assets since initial recognition and in the selection of relevant forward looking information as described in note 3 – Financial instruments. Estimates are applied in the determination of the allowance for expected credit losses on financial assets, the purchase price allocation associated with the Bank’s acquisition of Digital Boundary Group, the impairment test applied to intangible assets and goodwill, and the measurement of deferred income taxes. It is reasonably possible, on the basis of existing knowledge, that actual results may vary from that expected in the development of these estimates. This could result in material adjustments to the carrying amounts of assets and/or liabilities affected in the future.

Estimates and assumptions made by the Bank, in particular as they relate to the Bank’s expected credit losses and capital management attempt to incorporate the current and anticipated impact of the COVID-19 pandemic, (“COVID-19”). Expanded discussion on the impact of COVID-19 on expected credit losses and capital management is included in note 6 – Loans, and note 22 – Capital management, respectively.

Estimates and their underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are applied prospectively once they are known.